Non-Public

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: TradeLink LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry J. Regas
Title: Director of Compliance
Phone: 312-264-2000
Signature, Place and Date of Signing: Terry J. Regas
71 S. Wacker Dr. Suite 1900 Chicago, IL 60606. 05/14/10



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 29892

                                                                FORM 13F INFORMATION TABLE
                                                                VALUE   SHARES/ SH/    PUT/     INVSTMT OTHER   VOTING AUTH
NAME OF ISSUER                TITLE OF CLASS    CUSIP          (x1000)  PRN AMT PRN    CALL     DISC	MAN.    SOLE  SHARED NONE
-------------------           ----------------  --------       -------- ------  --     ---      ----    ------- ------- ---
BioCryst Pharmaceuticals Inc 	Common Stock	09058V103	79	12000	SH 		Sole	0	Sole
Ballard Power Systems Inc.	Common Stock	05858H104	40	15000	SH 		Sole	0	Sole
DryShips Inc			Common Stock	Y2109Q101	58	10000	SH 		Sole	0	Sole
ProShares UltraShort Dow 30 ETF	Common Stock	74347R701	211	8000	SH 		Sole	0	Sole
Evergreen Solar Inc		Common Stock	30033R108	11	10000	SH 		Sole	0	Sole
ProShares US FTSE/Xina China 25	Common Stock	464287184	161	20500	SH 		Sole	0	Sole
Market Vectors Jr Gold Mnrs ETF	Common Stock	57060U589	257	10000	SH 		Sole	0	Sole
Genvec Inc			Common Stock	37246C109	8	10000	SH 		Sole	0	Sole
ProShares US S&P 500 ETF	Common Stock	464287200	310	10000	SH 		Sole	0	Sole
Vale SA				Common Stock	91912E 105	605	18808	SH 		Sole	0	Sole
Market Vectors Renminbi/USD ETN	Common Stock	61747W257	282	7000	SH 		Sole	0	Sole
S&P 500				Option 		464287900	18,428	7,435		Call	Sole	0	Sole
S&P 500				Option 		464287950	6,312	13,787		Put	Sole	0	Sole
American Commercial Lines Inc	Common Stock	025195405	327	13,010	SH 		Sole	0	Sole
Checkpoint Systems Inc		Common Stock	162825103	312	14,091	SH 		Sole	0	Sole
Kid Brands Inc			Common Stock	49375T100	139	16,100	SH 		Sole	0	Sole
Key Tronic Corp			Common Stock	493144109	245	47,668	SH 		Sole	0	Sole
NIVS IntelliMedia Tech Grp Inc	Common Stock	62914U108	306	79,787	SH 		Sole	0	Sole
Ocean Bio-Chem Inc		Common Stock	674631106	34	20,000	SH 		Sole	0	Sole
Overhill Farms Inc		Common Stock	690212105	209	35,910	SH 		Sole	0	Sole
Perry Ellis International Inc	Common Stock	288853104	341	15,061	SH 		Sole	0	Sole
UFP Technologies Inc		Common Stock	902673102	295	28,544	SH 		Sole	0	Sole
Quiksilver Inc			Common Stock	74838C106	310	65,503	SH 		Sole	0	Sole
iShares Silver Trust ETF	Option 		46428Q909	447	13,301		Call	Sole	0	Sole
iShares Silver Trust ETF	Option 		46428Q959	162	2,615		Put	Sole	0	Sole





S REPORT SUMMARY                25 DATA RECORDS          29892     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Non-Public